GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2011
	Opening	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2011			2011
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	(7,956)	-
International	463,627	24,216	(125,148)	362,695
Turkish Operations	2,707,446	(414,015)	-	2,293,431
Insurance	239,297	-	(236,727)	2,570
Other	80,752	-	(48,584)	32,168
Total	3,499,078	(389,799)	(418,415)	2,690,864

	2012
	Opening	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2012			2012
	(EUR in thousands)
International	362,695	61,090	(123,213)	300,572
Turkish Operations	2,293,431	85,738	-	2,379,169
Insurance	2,570	-	-	2,570
Other	32,168	1	-	32,169
Total	2,690,864	146,829	(123,213)	2,714,480

	2011			2012
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	543,019	367,523	910,542	634,389	397,426	1,031,815
Accumulated amortization	(343,368)	(168,182)	(511,550)	(432,345)	(191,491)	(623,836)
Net book value	199,651	199,341	398,992	202,044	205,935	407,979